INCOME TAXES (Details)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Estimated annual effective tax rate			0.00%
Federal statutory rate			21.00%
Q S I Operations Inc
Estimated annual effective tax rate	0.00%	0.00%		0.00%	0.00%
Federal statutory rate	21.00%			21.00%	21.00%